CONSTRUCTION-IN-PROGRESS	12 Months Ended
Dec. 31, 2011
Construction In Progress Disclosure [Abstract]
Construction In Progress Disclosure [Text Block]
NOTE 9.	CONSTRUCTION-IN-PROGRESS

Construction-in-progress consisted of the following:

	December 31,	December 31,
	2011	2010
Construction of Jinzhong corn processing and storage center	$-	$6,732,189
Total cost	$-	$6,732,189

The Jinzhong processing and storage center and Jinzhong factory heating system located in Jinzhong City, Shanxi Province, PRC are completed and transferred to fixed assets in June 2011 (see Note 8).